Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2016
Equity [Abstract]
Summary of Warrants Outstanding

The following table summarizes the Company’s warrants outstanding at September 30, 2016:

Exercise prices	Number of Shares Underlying Warrants	Expiration
$39.00	462	April 27, 2017
$5.20	1,300,002	June 2, 2020

Total warrants outstanding	1,300,464